Financial Instruments - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2026
Derivative financial instruments—not designated as hedging instruments
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Loss related to non-designated hedges	$ 0.0	$ 1.5